Convertible Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Equity
11. Convertible Preferred Stock and Stockholders’ Equity
The Company is authorized to issue 410,000,000 shares of capital stock of which 400,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as preferred stock, all with a par value of $0.0001 per share. Each holder of Common Stock is entitled to one vote for each share of Common Stock held. The Common Stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Common Stock are entitled to receive dividends out of funds legally available if the board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the board of directors may determine.
As of December 31, 2023 and 2022, no Common Stock dividends had been declared by the board of directors. As of December 31, 2023 there were 437,037 shares of Series A preferred stock and 150,000 shares of Series B preferred stock outstanding. There were no shares of Series A preferred stock or shares of Series B preferred stock outstanding as of December 31, 2022.
Registered Direct Offering
In May 2022, the Company issued and sold 430,107 shares of Common Stock at an offering price of $40.00 per share and pre-funded
warrants to purchase up to 694,892 shares of Common Stock at an offering price of $39.9975 per warrant (representing the price per share of Common Stock sold in the offering minus the $0.0025 exercise price per warrant) in a registered direct offering pursuant to a shelf registration statement on Form
S-3.
The net proceeds to the Company from this offering were approximately $42.9 million, after deducting placement agent fees and offering costs of $2.1 million.
June 2023 PIPE
In June 2023, in connection with the Asset Acquisition, the Company issued and sold 721,452 shares of Series A Preferred Stock at approximately $291.08 per share through a private placement to a group of accredited investors. The net proceeds from this offering were approximately $197.3 million, after deducting placement agent fees and offering costs of $12.7 million.
December 2023 PIPE
In December 2023, the Company issued and sold 6,000,000 shares of Common Stock at an offering price of $15.00 per share and 150,000 shares of Series B Preferred Stock at $600 per share through a private placement to a group of accredited investors. The net proceeds from this offering were approximately $169.1 million, after deducting placement agent fees and offering costs of $10.9 million.
Parapyre Warrants
The Company settled its 2023 obligations under the Parapyre Option Obligation by issuing Parapyre 684,407 warrants to purchase the Company’s common stock, less the $21.52 per share exercise price of each warrant. As of December 31, 2023, none of the warrants issued under the Parapyre Option Obligation have been exercised. See Note 15 for additional information on the Parapyre Option Obligation.
Pre-Funded
Warrants
In May 2022, the Company issued
pre-funded
warrants to purchase shares of Common Stock in underwritten public offerings at the offering price of the Common Stock, less the $0.0025 per share exercise price of each warrant. The warrants were recorded as a component of stockholders’ equity within additional paid-in
capital and have no expiration date. Per the terms of the warrant agreements, the outstanding warrants to purchase shares of Common Stock may not be exercised if the holder’s ownership of the Common Stock would exceed 4.99% (“Maximum Ownership Percentage”) or 9.99% for certain holders. By written notice to the Company, each holder may increase or decrease the Maximum Ownership Percentage to any other percentage (not in excess of 19.99% for the majority of such warrants). The revised Maximum Ownership Percentage would be effective 61 days after the notice is received by the Company.

As of December 31, 2023, the following
pre-funded
warrants to purchase Common Stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
May 2022	None	$0.0025	250,000

Total pre-funded warrants			250,000

Series A
Non-Voting
Convertible Preferred Stock
On June 22, 2023, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of the Series A Preferred Stock with the Secretary of State of the State of Delaware (the “Certificate of Designation”) in connection with the Asset Acquisition and the PIPE.
Pursuant to the Certificate of Designation, holders of Series A Preferred Stock are entitled to receive dividends on shares of Series A Preferred Stock equal to, on an as-if-converted-to-Common
Stock basis, and in the same form as, dividends actually paid on shares of Common Stock. Except as provided in the Certificate of Designation or as otherwise required by law, the Series A Preferred Stock does not have voting rights. However, as long as any shares of Series A Preferred Stock are outstanding, the Company will not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series A Preferred Stock: (a) alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock, or alter or amend the Certificate of Designation, amend or repeal any provision of, or add any provision to, the Company’s Certificate of Incorporation or its Bylaws, or file any articles of amendment, certificate of designations, preferences, limitations and relative rights of any series of Preferred Stock, if such action would adversely alter or change the preferences, rights, privileges or powers of, or restrictions provided for the benefit of the Series A Preferred Stock, regardless of whether any of the foregoing actions will be by means of amendment to the Certificate of Incorporation or by merger, consolidation, recapitalization, reclassification, conversion or otherwise, (b) issue further shares of Series A Preferred Stock or increase or decrease (other than by conversion) the number of authorized shares of Series A Preferred Stock, (c) prior to the stockholder approval of the conversion of the Series A Preferred Stock into shares of Common Stock in accordance with Nasdaq Stock Market Rules (the “Conversion Proposal”) or at any time while at least 30% of the originally issued Series A Preferred Stock remains issued and outstanding, consummate (x) any Fundamental Transaction (as defined in the Certificate of Designation) or (y) any merger or consolidation of the Company with or into another entity or any stock sale to, or other business combination in which our stockholders immediately before such transaction do not hold at least a majority of our capital stock immediately after such transaction or (d) enter into any agreement with respect to any of the foregoing. The Series A Preferred Stock does not have a preference upon any liquidation, dissolution or winding-up
of the Company.
The Company held a stockholders’ meeting to submit the following matters to its stockholders for their consideration: (i) the approval of the Conversion Proposal, and (ii) if deemed necessary or appropriate by the Company or as otherwise required by law or contract, the approval of an amendment to the Certificate of Incorporation to authorize sufficient shares of Common Stock for the conversion of the Series A Preferred Stock issued pursuant to the Acquisition Agreement. In connection with these matters, the Company filed with the SEC a definitive proxy statement and other relevant materials.
Following stockholder approval of the Conversion Proposal, each share of Series A Preferred Stock automatically converted into 40 shares of Common Stock, subject to certain limitations, including that a holder of Series A Preferred Stock is prohibited from converting shares of Series A Preferred Stock into shares of Common Stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own more than a specified percentage (established by the holder between 0.0% and 20.0%) of the total number of shares of Common Stock issued and outstanding immediately after giving effect to such conversion.
On June 26, 2023, the Company completed a private placement of 721,452 shares of Series A PIPE Securities in exchange for gross proceeds of $210.0 million, or net proceeds of $197.3 million, after deducting placement agent and other offering costs.
On July 7, 2023, the Company issued 364,887 shares of Series A Preferred Stock as part of its consideration transferred in connection with the Asset Acquisition that closed on June 22, 2023 which settled the related forward contract liability. For additional information, see Note 3.
On November 21, 2023, the Company’s stockholders approved the Conversion Proposal, among other matters, at a special meeting of stockholders. As a result of the approval of the Conversion Proposal, all conditions that could have required cash redemption of the Series A Preferred Stock were satisfied. Since the Series A Preferred Stock is no longer redeemable, the associated balances of the Series A Preferred Stock were reclassified from mezzanine equity to permanent equity during the fourth quarter of 2023. In addition, 649,302 shares of Series A Preferred Stock automatically converted to 25,972,080 shares of Common Stock; 437,037 shares of Series A Preferred Stock did not automatically convert and remain outstanding as of December 31, 2023 due to beneficial ownership limitations. This conversion was recorded as a reclassification between Series A Preferred Stock and Common Stock based on the historical per-share
contributed capital amount, inclusive of any forward-contract valuation adjustments, of the Series A Preferred Stock.
Series B
Non-Voting
Convertible Preferred Stock
On December 8, 2023, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series B
Non-Voting
Convertible Preferred Stock with the Secretary of State of the State of Delaware (the “Series B Certificate of Designation”) in connection with the December 2023 PIPE.
Pursuant to the Series B Certificate of Designation, holders of Series B Preferred Stock are entitled to receive dividends on shares of Series B Preferred Stock equal to, on an as-if-converted-to-Common
Stock basis, and in the same form as, dividends actually paid on shares of Common Stock. Except as provided in the Series B Certificate of Designation or as otherwise required by law, the Series B Preferred Stock does not have voting rights. However, as long as any shares of Series B Preferred Stock are outstanding, the Company will not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock, or alter or amend the Series B Certificate of Designation, amend or repeal any provision of, or add any provision to, the Company’s Certificate of Incorporation or its Bylaws, or file any articles of amendment, certificate of designations, preferences, limitations and relative rights of any series of Preferred Stock, if such action would adversely alter or change the preferences, rights, privileges or powers of, or restrictions provided for the benefit of the Series B Preferred Stock, regardless of whether any of the foregoing actions will be by means of amendment to the Certificate of Incorporation or by merger, consolidation, recapitalization, reclassification, conversion or otherwise. The Series B Preferred Stock does not have a preference upon any liquidation, dissolution or winding-up
of the Company.
The Company has agreed to use its best efforts to obtain stockholder approval of the conversion of all issued and outstanding Series B Preferred Stock into shares of Common Stock in accordance with the Nasdaq Stock Market Rules (the “Series B Conversion Proposal”) at its 2024 annual meeting of stockholders, which the Company agreed to hold no later than May 15, 2024. The Series B Preferred Stock is recorded outside of stockholders’ equity because, if conversion to Common Stock is not approved by the stockholders, the Series B Preferred Stock will be redeemable at the option of the holders for cash equal to the closing price of the Common Stock per share of Common Stock underlying the Series B Preferred Stock, on the last trading day prior to the holder’s redemption request. As of December 31, 2023, the redemption value of the Company’s outstanding Series B Preferred Stock was $129.1 million based on the closing stock price of the Company’s Common Stock on December 31, 2023 of $21.52 per share. The Company has determined that the Series B Preferred Stock did not contain any embedded derivatives and therefore the conversion and redemption features did not require bifurcation.

Following stockholder approval of the Series B Conversion Proposal, each share of Series B Preferred Stock will automatically convert into 40 shares of the Common Stock, subject to certain limitations, including that a holder of Series B Preferred Stock is prohibited from converting shares of Series B Preferred Stock into shares of Common Stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own more than a specified percentage (established by the holder between 0% and 19.99%) of the total number of shares of Common Stock issued and outstanding immediately after giving effect to such conversion.
On December 11, 2023, as part of the December 2023 PIPE, the Company completed a private placement of 150,000 shares of Series B Preferred Stock in exchange for gross proceeds of $90.0 million.